SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.


STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH ENDING NOVEMBER 30, 1998


CORPORATE RENAISSANCE GROUP, INC.

Date      Identification    Number     Price     Approx. Asset        Name of
of         of Security        of       Per       Value or Approx.     Seller or
Each                        Shares     Share     Asset Coverage       of
Trans-                                           Per Share at         Seller's
action                                           Time of Purchase     Broker
________________________________________________________________________________

11/17/98   Common Stock      1,000     6.125         8.63            Herzog,
                                                                     Heine,
                                                                     Geduld

11/23/98   Common Stock      2,500     6.625         8.63            Herzog,
                                                                     Heine,
                                                                     Geduld

11/30/98   Common Stock     14,000     6.3125        8.71            Herzog,
                                                                     Heine,
                                                                     Geduld



REMARKS:  None



CORPORATE RENAISSANCE GROUP, INC.


/s/ Martin E. Winter
______________________________________
Martin E. Winter
Secretary and Treasurer

Date of Statement:  December 1, 1998